Depreciation and Amortization - Summary of Depreciation and Amortization Expenses (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Depreciation And Amortization [Line Items]
Amortization of intangible assets with a finite useful life	€ 1,793	€ 1,743	€ 1,788
Depreciation of tangible assets owned	2,500	2,390	2,230
Depreciation of tangible assets held under finance leases	180	158	117
Total	4,473	4,291	4,135
Industrial patents and intellectual property rights [member]
Disclosure Of Depreciation And Amortization [Line Items]
Amortization of intangible assets with a finite useful life	1,263	1,243	1,268
Concessions, licenses, trademarks and similar rights [Member]
Disclosure Of Depreciation And Amortization [Line Items]
Amortization of intangible assets with a finite useful life	396	393	391
Other intangible assets [member]
Disclosure Of Depreciation And Amortization [Line Items]
Amortization of intangible assets with a finite useful life	134	107	129
Buildings (civil and industrial) [member]
Disclosure Of Depreciation And Amortization [Line Items]
Depreciation of tangible assets owned	39	48	38
Depreciation of tangible assets held under finance leases	130	125	105
Plant and equipments [member]
Disclosure Of Depreciation And Amortization [Line Items]
Depreciation of tangible assets owned	2,286	2,170	2,018
Depreciation of tangible assets held under finance leases	21	17	9
Manufacturing and distribution equipment [member]
Disclosure Of Depreciation And Amortization [Line Items]
Depreciation of tangible assets owned	16	15	15
Other [member]
Disclosure Of Depreciation And Amortization [Line Items]
Depreciation of tangible assets owned	159	157	159
Depreciation of tangible assets held under finance leases	€ 29	€ 16	€ 3